Fair Value Measurements and Marketable Securities - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value of financial assets transfers between level 1 to level 2	$ 0
Fair value of financial assets transfers between level 2 to level 1	0
Cash equivalents		$ 0
Marketable securities	$ 352,574	$ 0